Property and Equipment - Schedule of Carrying Amount and Depreciation Charge for Right-of-use Assets by Class of Underlying Asset (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Net book value, beginning period	$ 1,840	$ 1,659
Increase in right-of-use assets	536	1,699
Depreciation for the year	(1,754)	(1,518)
Net book value, ending period	622	1,840
PNG Assets [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Net book value, beginning period	1,443	374
Increase in right-of-use assets	0	1,650
Depreciation for the year	(1,067)	(581)
Net book value, ending period	376	1,443
Other Assets [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Net book value, beginning period	397	1,285
Increase in right-of-use assets	536	49
Depreciation for the year	(687)	(937)
Net book value, ending period	$ 246	$ 397